11. Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details
Loss before tax	€ (19,476)	€ (30,243)	€ (32,274)
Income tax benefit at tax rate of 29.825%	5,809	9,020	9,626
Adjustments due to impairment of deferred tax assets	(5,318)	(9,036)	(8,747)
Permanent differences	(462)	(93)	(948)
Adjustments for local tax rates	(34)	195	12
Non deductible expenses	(53)	16	154
Other	57	(82)	(38)
Income taxes	€ (1)	€ 20	€ 58